Shareholders’ equity (Details Narrative) - USD ($)												3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 17, 2022	Nov. 17, 2022	Jul. 25, 2022	Mar. 31, 2022	Oct. 25, 2021	Jul. 31, 2021	Jun. 14, 2021	Apr. 12, 2021	Feb. 05, 2021	Jan. 22, 2021	Jan. 22, 2021	Mar. 31, 2023	Oct. 31, 2022	Mar. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Jul. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Jun. 08, 2023	Sep. 20, 2022	Nov. 24, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized, unlimited												Unlimited	Unlimited							Unlimited	Unlimited	Unlimited	Unlimited
Ordinary shares, no par value	$ 0	$ 0				$ 0							$ 0			$ 0	$ 0			$ 0	$ 0		$ 0
Number of shares issued		6,191,770	4,626,667			1,437,500
Total consideration			$ 500,000			$ 25,000														$ 500,000	$ 86,250,000
Ordinary shares, outstanding	1,500,000	1,500,000				2,156,250						20,191,770	2,448,500			2,156,250	2,156,250			20,191,770	2,448,500	9,333,333	2,156,250
Warrant to purchase ordinary share, price per share													$ 11.50							$ 11.50	$ 11.50
Description of warrants issuance													No fractional warrants were issued and only whole warrants trade. The Company may redeem the warrants at a price of $0.01 per warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares is at least $16.50 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given, provided there is an effective registration statement and current prospectus in effect with respect to the ordinary shares underlying such warrants during the 30 day redemption period. If a registration statement is not effective within 60 days following the consummation of the Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act.								No fractional warrant will be issued and only whole warrants will trade. The Company may redeem the warrants at a price of $0.01 per warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares is at least $16.50 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given, provided there is an effective registration statement and current prospectus in effect with respect to the ordinary shares underlying such warrants during the 30 day redemption period. If a registration statement is not effective within 60 days following the consummation of a business combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act.
Warrants redemption price												$ 0.01	$ 0.01							$ 0.01	$ 0.01
Warrants outstanding												8,917,250								8,917,250
Sale price of the ordinary shares												$ 16.50								$ 16.50
Earnout shares	4,000,000	4,000,000
Revenue												$ 1,698,734		$ 2,666,863				$ 40,100,000		$ 9,840,709		$ 10,544,550
Net income												$ (2,414,645)	$ 201,012	$ 222,585	$ (45,587)	$ (8,377)	$ (8,377)			(24,884,122)	$ (1,762,838)	$ 864,829
Common stock, shares authorized, unlimited	1,500,000	1,500,000				2,156,250							2,448,500			2,156,250	2,156,250				2,448,500		2,156,250
Forgiveness of debt by a related party				$ 2,763,018
Ordinary share before reverse recapitalization			500,000
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Capital contributions																									$ 600,000
Common stock, shares authorized, unlimited	120,000	120,000
8i Holdings Two Ptd Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		6,191,770
Forecast [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																		1,000,000	1,000,000
Revenue																		$ 40,100,000	$ 20,100,000
Net income																		$ 10,100,000	$ 3,600,000
Common stock, shares authorized, unlimited																								1,600,000
Triggering Event One [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of earnout shares																				1,926,610
Triggering Event Two [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of earnout shares																				$ 3,273,019
First Anniversary [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	1,000,000	1,000,000
Number of additional shares issued	$ 15.00	$ 15.00
Second Anniversary [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	1,000,000	1,000,000
Number of additional shares issued	$ 20.00	$ 20.00
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant to purchase ordinary share, price per share												$ 11.50
Warrants outstanding												8,625,000								8,625,000
Private Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding												292,250								292,250
Series of Individually Immaterial Business Acquisitions [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination issue price													$ 9.50								$ 9.50
Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued							15,000
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued					718,750
Total consideration					$ 12,500
Ordinary shares, outstanding					2,156,250
Sponsor [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued								1,437,500	1,437,500	1,437,500	1,437,500
Total consideration								$ 25,000	$ 25,000	$ 25,000	$ 25,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, forfeited						187,500							281,250										281,250
Sale price of the ordinary shares																										$ 10.00
Over-Allotment Option [Member] | Sponsor [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, forfeited					281,250